INCOME TAXES - Summary of Current and deferred component of income tax expenses (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
INCOME TAXES
Current income tax expense	$ 1,118,699
Deferred income tax benefit	(2,269,174)
Total income tax benefit	$ (1,150,475)